Fair Value Measurements (Details) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Jan. 31, 2022	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) [Line Items]
Assets held in the trust account				$ 178	$ 273
Cash		$ 48,629,274	$ 48,629,274	178
Withdrawn from account to redeem	$ 96,761,060
Private placement warrants		$ 183,853	$ 183,853
Class A Ordinary Shares [Member]
Fair Value Measurements (Details) [Line Items]
Withdrawn from account to redeem	$ 96,761,060
U.S. Treasury Securities [Member]
Fair Value Measurements (Details) [Line Items]
Assets held in the trust account				143,849,142
Cash				$ 143,849,142	$ 143,815,471
Business Combination [Member]
Fair Value Measurements (Details) [Line Items]
Business combination percentage				80.00%